Other Comprehensive Income (Loss) Components of Other Comprehensive Income (Loss) Including Reclassification Adjustments by Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
AOCI before Tax, Attributable to Parent, beginning balance	$ (153.0)	$ 1,977.8	$ 1,439.5
Pretax Cumulative Effect of New Accounting Principal in Period of Adoption		(2,006.0)
Pretax Reclassification of Stranded Amounts in AOCI to Equity		(4.3)
AOCI before Tax, Attributable to Parent, after Cumulative Effect Adjustment and Reclassification of Stranded Amounts		(32.5)
Unrealized Holding Gain (Loss) on Securities Arising During the Period, before tax	825.8	(224.1)	636.9
Unrealized Gain (Loss) on Derivatives Arising During Period, before Tax	0.0	0.0	(8.0)
Foreign Currently Translation Adjustment, before tax	0.0	0.0	0.4
Portion Attributable to Noncontrolling Interest, before tax	(5.9)	4.3	(3.5)
Total other comprehensive income (loss) before reclassifications, before tax	819.9	(219.8)	625.8
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, before Tax	0.0	0.0	(14.9)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	232.2	(98.3)	103.3
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, before Tax	0.0	0.0	(1.2)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, before Tax	(1.0)	(1.0)	0.3
Total reclassification adjustment for amounts realized in net income, before tax	231.2	(99.3)	87.5
Total other comprehensive income, before tax	588.7	(120.5)	538.3
AOCI before Tax, Attributable to Parent, ending balance	435.7	(153.0)	1,977.8
Accumulated Other Comprehensive Income (Loss), Tax [Roll Forward]
AOCI Tax, Attributable to Parent, beginning balance	32.1	(695.6)	(506.1)
Tax, Cumulative Effect of New Accounting Principal in Period of Adoption		705.8
Tax, Reclassification of Stranded Amounts in AOCI to Equity		(3.4)
AOCI Tax, Attributable to Parent, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts		6.8
Unrealized Holding Gain (Loss) on Securities Arising During the Period, tax	(174.9)	47.0	(224.0)
Unrealized Gain (Loss) on Derivatives Arising During Period, Tax	0.0	0.0	2.8
Foreign currency translation adjustment, tax	0.0	0.0	(0.1)
Portion Attributable to Noncontrolling Interest, tax	1.3	(1.0)	1.2
Total Other Comprehensive Income (Loss), before Reclassification Adjustments, Tax	(173.6)	46.0	(220.1)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Tax	0.0	0.0	5.3
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	(47.7)	20.5	(36.2)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Tax	0.0	0.0	0.4
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	0.2	0.2	(0.1)
Total reclassification adjustment for amounts realized in net income, Total tax (provisions) benefit	(47.5)	20.7	(30.6)
Total other comprehensive income, Total tax (provision) benefit	(126.1)	25.3	(189.5)
AOCI Tax, Attributable to Parent, ending balance	(94.0)	32.1	(695.6)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	(120.9)	1,282.2	933.4
Cumulative Effect of New Accounting Principle in Period of Adoption		(1,300.2)
Reclassification of Stranded Amounts in AOCI to Equity		(7.7)
AOCI, Net of Tax, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts		(25.7)
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	650.9	(177.1)	412.9
Unrealized Gain (Loss) on Derivatives Arising During Period, after tax	0.0	0.0	(5.2)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	0.0	0.0	0.3
Other comprehensive (income) loss attributable to NCI	(4.6)	3.3	(2.3)
Total other comprehensive income (loss), before reclassifications, after tax	646.3	(173.8)	405.7
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	0.0	0.0	(9.6)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	184.5	(77.8)	67.1
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	0.0	0.0	(0.8)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(0.8)	(0.8)	0.2
Total reclassification adjustment for amounts realized in net income, Net of tax	183.7	(78.6)	56.9
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	462.6	(95.2)	348.8
After tax total accumulated other comprehensive income, ending balance	341.7	(120.9)	1,282.2
Net unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	(105.6)	1,295.0	939.6
Cumulative Effect of New Accounting Principle in Period of Adoption		(1,300.2)
Reclassification of Stranded Amounts in AOCI to Equity		(1.1)
AOCI, Net of Tax, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts		(6.3)
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	650.9	(177.1)	412.9
Unrealized Gain (Loss) on Derivatives Arising During Period, after tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	0.0	0.0	0.0
Other comprehensive (income) loss attributable to NCI	0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax	650.9	(177.1)	412.9
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	0.0	0.0	(9.6)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	184.5	(77.8)	67.1
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	0.0	0.0	0.0
Total reclassification adjustment for amounts realized in net income, Net of tax	184.5	(77.8)	57.5
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	466.4	(99.3)	355.4
After tax total accumulated other comprehensive income, ending balance	360.8	(105.6)	1,295.0
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	(17.2)	(14.8)	(9.4)
Cumulative Effect of New Accounting Principle in Period of Adoption		0.0
Reclassification of Stranded Amounts in AOCI to Equity		(3.2)
AOCI, Net of Tax, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts		(18.0)
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	0.0	0.0	0.0
Unrealized Gain (Loss) on Derivatives Arising During Period, after tax	0.0	0.0	(5.2)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	0.0	0.0	0.0
Other comprehensive (income) loss attributable to NCI	0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax	0.0	0.0	(5.2)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	(0.8)	(0.8)	0.2
Total reclassification adjustment for amounts realized in net income, Net of tax	(0.8)	(0.8)	0.2
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0.8	0.8	(5.4)
After tax total accumulated other comprehensive income, ending balance	(16.4)	(17.2)	(14.8)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	0.0	0.0	(1.1)
Cumulative Effect of New Accounting Principle in Period of Adoption		0.0
Reclassification of Stranded Amounts in AOCI to Equity		0.0
AOCI, Net of Tax, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts		0.0
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	0.0	0.0	0.0
Unrealized Gain (Loss) on Derivatives Arising During Period, after tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	0.0	0.0	0.3
Other comprehensive (income) loss attributable to NCI	0.0	0.0	0.0
Total other comprehensive income (loss), before reclassifications, after tax	0.0	0.0	0.3
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	0.0	0.0	(0.8)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	0.0	0.0	0.0
Total reclassification adjustment for amounts realized in net income, Net of tax	0.0	0.0	(0.8)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	0.0	0.0	1.1
After tax total accumulated other comprehensive income, ending balance	0.0	0.0	0.0
Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
After tax total accumulated other comprehensive income, beginning balance	1.9	2.0	4.3
Cumulative Effect of New Accounting Principle in Period of Adoption		0.0
Reclassification of Stranded Amounts in AOCI to Equity		(3.4)
AOCI, Net of Tax, After Cumulative Effect Adjustment and Reclassification of Stranded Amounts		(1.4)
Unrealized Holding Gain (Loss) on Securities Arising During Period, after tax	0.0	0.0	0.0
Unrealized Gain (Loss) on Derivatives Arising During Period, after tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	0.0	0.0	0.0
Other comprehensive (income) loss attributable to NCI	(4.6)	3.3	(2.3)
Total other comprehensive income (loss), before reclassifications, after tax	(4.6)	3.3	(2.3)
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI for Write-down of Securities, Net of Tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Net of Tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	0.0	0.0	0.0
Total reclassification adjustment for amounts realized in net income, Net of tax	0.0	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(4.6)	3.3	(2.3)
After tax total accumulated other comprehensive income, ending balance	$ (2.7)	$ 1.9	$ 2.0